Debt, cash and cash equivalents - Summary of Reconciliation of Carrying Amount to Value on Redemption (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt	€ 14,646	€ 14,248
Short-term debt and current portion of long-term debt	7,026	4,342
Interest rate and currency derivatives used to manage debt	221	112
Total debt	21,893	18,702
Cash and cash equivalents	(6,350)	(7,657)
Interest rate and currency derivatives used to manage cash and cash equivalents	(30)	(37)
Net debt	15,513	11,008
Lease liabilities	1,904	1,739
Amortized cost
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt	44
Short-term debt and current portion of long-term debt	1
Interest rate and currency derivatives used to manage debt	0
Total debt	45
Cash and cash equivalents	0
Interest rate and currency derivatives used to manage cash and cash equivalents	0
Net debt	45
Adjustment to debt measured at fair value
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt	61
Short-term debt and current portion of long-term debt	0
Interest rate and currency derivatives used to manage debt	(131)
Total debt	(70)
Cash and cash equivalents	0
Interest rate and currency derivatives used to manage cash and cash equivalents	0
Net debt	(70)
Value on redemption
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt	14,751	14,360
Short-term debt and current portion of long-term debt	7,027	4,344
Interest rate and currency derivatives used to manage debt	90	12
Total debt	21,868	18,716
Cash and cash equivalents	(6,350)	(7,657)
Interest rate and currency derivatives used to manage cash and cash equivalents	(30)	(37)
Net debt	€ 15,488	€ 11,022